Goodwill and Other Intangible Assets - Schedule of Goodwill (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Goodwill [Line Items]
Balance – Beginning of period	$ 351,610	$ 355,667
Acquisitions	524,114	1,675
Adjustments (Note 4)		(5,732)
Balance – End of period	875,724	351,610
Radiology [Member]
Goodwill [Line Items]
Balance – Beginning of period	351,610	355,667
Acquisitions	228,232	1,675
Adjustments (Note 4)		(5,732)
Balance – End of period	579,842	$ 351,610
Oncology [Member]
Goodwill [Line Items]
Acquisitions	295,882
Balance – End of period	$ 295,882